Share-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 40,936	$ 65,893	$ 40,113
Less: income tax benefit	9,552	12,153	8,277
Net share-based compensation expense	31,384	53,740	31,836
Excess tax benefit realized for the tax deductions of share-based arrangements	2,500	4,000	4,700
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,897	2,493	2,879
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7,014	5,810	6,457
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	15,889	7,947	9,372
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	15,136	23,705	21,405
Restructuring, acquisition, integration and other, net
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 0	$ 25,938	$ 0